COMMITMENTS (Schedule of Lease-related Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Operating lease right-of-use assets	$ 1,501	$ 1,896
Current liabilities
Current maturities of operating leases	781	673
Long-term liabilities
Long-term operating leases liabilities	$ 810	$ 1,299
Weighted Average Remaining Lease Term Operating leases	10 months 13 days	1 year 3 months 14 days
Weighted Average Discount Rate Operating leases	6.13%	6.25%